General and Administrative Expenses	6 Months Ended
Sep. 30, 2025
General and Administrative Expenses [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

7. GENERAL AND ADMINISTRATIVE EXPENSES

The following table sets forth the breakdown of our general and administrative expenses for the six months ended September 30, 2025 and 2024:

	For the six months ended September 30,
	2025	2024
	US$	US$
Professional expense (note)	1,110,688	126
Depreciation and 10mortization expense	143,754	128,124
Payroll expense	211,388	271,505
Staff welfare	1,929	1,158
Insurance expense	8,162	7,575
Auditor’s remuneration	117,695	321,716
Electricity & water	4,330	4,165
Motor expense	1,047	1,081
Sundry expenses	27,225	21,005
Travel expenses and entertainment	137,548	141,576
Bank charges	11,533	10,715
Reversal of expected credit loss	-	10,757
Rental expenses	13,235	36,284

	1,788,534	955,787

Note: the professional expenses increased by $1,110,562 from $126 for the six months ended September 30, 2024 to $1,110,688 for the year ended September 30, 205, mainly due to the listing expenses incurred in the six months ended September 30, 2025.